Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Upstream
External Sales	$ 57,726	$ 55,474
Downstream
External Sales	57,726	55,474
Upstream
Upstream
Crude Oil	21,711	20,661
Natural Gas and Other	1,905	2,160
NGLs	1,024	892
External Sales	24,640	23,713
Downstream
Synthetic Crude Oil	21,711	20,661
External Sales	24,640	23,713
Upstream | Oil Sands
Upstream
Crude Oil	21,183	20,022
Natural Gas and Other	332	271
NGLs	342	315
External Sales	21,857	20,608
Downstream
Synthetic Crude Oil	21,183	20,022
External Sales	21,857	20,608
Upstream | Conventional
Upstream
Crude Oil	207	238
Natural Gas and Other	648	988
NGLs	356	262
External Sales	1,211	1,488
Downstream
Synthetic Crude Oil	207	238
External Sales	1,211	1,488
Upstream | Offshore
Upstream
Crude Oil	321	401
Natural Gas and Other	925	901
NGLs	326	315
External Sales	1,572	1,617
Downstream
Synthetic Crude Oil	321	401
External Sales	1,572	1,617
Downstream
Upstream
External Sales	33,086	31,761
Downstream
Gasoline	14,221	12,897
Distillates	12,116	11,364
Asphalt	1,577	1,401
Other Products and Services	3,358	4,200
External Sales	33,086	31,761
Downstream | Synthetic Crude Oil
Upstream
Crude Oil	1,814	1,899
Downstream
Synthetic Crude Oil	1,814	1,899
Downstream | Canadian Refining
Upstream
External Sales	4,787	5,385
Downstream
Gasoline	429	522
Distillates	1,484	1,752
Asphalt	548	537
Other Products and Services	512	675
External Sales	4,787	5,385
Downstream | Canadian Refining | Synthetic Crude Oil
Upstream
Crude Oil	1,814	1,899
Downstream
Synthetic Crude Oil	1,814	1,899
Downstream | U.S. Refining
Upstream
External Sales	28,299	26,376
Downstream
Gasoline	13,792	12,375
Distillates	10,632	9,612
Asphalt	1,029	864
Other Products and Services	2,846	3,525
External Sales	28,299	26,376
Downstream | U.S. Refining | Synthetic Crude Oil
Upstream
Crude Oil	0	0
Downstream
Synthetic Crude Oil	$ 0	$ 0